Going Concern (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating losses	$ (159,435)		$ (707)	$ (511,154)
Accumulated deficit	$ (511,861)			$ (511,861)	$ (707)